Offerings	Nov. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series A Convertible Voting Preferred Shares, no par value ("Preferred Stock")
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 870.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares Underlying Preferred Stock
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(i) of the Securities Act, no separate registration fee is required for the common stock issuable upon conversion of the Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Maximum Aggregate Offering Price	$ 15,000,000.00
Amount of Registration Fee	$ 1,305.00
Offering Note	The registrant is no longer registering these securities.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Shares
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is no longer registering these securities.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares Underlying Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is no longer registering these securities.